UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21905
                                                    -----------

                 First Trust/Aberdeen Emerging Opportunity Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2015
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2015 (UNAUDITED)

    SHARES                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS - 50.5%

                 AUSTRALIA - 0.0%
         15,636  South32 Ltd. (b) (c)......................................................  $      15,046
                                                                                             -------------

                 BRAZIL - 4.8%
        148,779  Banco Bradesco S.A., ADR .................................................        797,455
         25,000  BRF S.A. .................................................................        445,517
        100,000  Lojas Renner S.A. ........................................................        467,650
         30,454  Multiplan Empreendimentos Imobiliarios S.A., Preference Shares ...........        326,548
         62,500  Souza Cruz S.A. ..........................................................        420,135
         58,267  Ultrapar Participacoes S.A. ..............................................        978,686
         84,104  Vale S.A., ADR ...........................................................        353,237
         58,842  Vale S.A., Preference Shares, ADR ........................................        197,121
                                                                                             -------------
                                                                                                 3,986,349
                                                                                             -------------

                 CHILE - 0.7%
         30,459  Banco Santander Chile S.A., ADR ..........................................        554,963
                                                                                             -------------

                 CHINA - 2.4%
        115,000  China Mobile Ltd. (c).....................................................      1,376,523
        862,000  PetroChina Co., Ltd., Class H (c).........................................        600,299
                                                                                             -------------
                                                                                                 1,976,822
                                                                                             -------------

                 HONG KONG - 4.0%
        247,000  AIA Group Ltd. (c)........................................................      1,284,585
        202,000  Hang Lung Group Ltd. (c)..................................................        687,707
        528,000  Swire Pacific Ltd., B Shares (c)..........................................      1,088,568
         89,600  Swire Properties Ltd. (c).................................................        248,344
                                                                                             -------------
                                                                                                 3,309,204
                                                                                             -------------

                 HUNGARY - 0.6%
         33,000  Richter Gedeon Nyrt (c)...................................................        524,650
                                                                                             -------------

                 INDIA - 8.9%
         17,000  Grasim Industries Ltd. (c)................................................        913,159
         18,500  Hero MotoCorp Ltd. (c)....................................................        676,781
         65,000  Hindustan Unilever Ltd. (c)...............................................        807,208
         75,500  Housing Development Finance Corp., Ltd. (c)...............................      1,398,827
        200,000  ICICI Bank Ltd. (c).......................................................        826,578
         73,472  Infosys Ltd. (c)..........................................................      1,303,407
        231,173  ITC Ltd. (c)..............................................................      1,159,162
          7,428  UltraTech Cement Ltd. (c).................................................        302,830
                                                                                             -------------
                                                                                                 7,387,952
                                                                                             -------------

                 INDONESIA - 1.6%
        316,300  Indocement Tunggal Prakarsa Tbk PT (c)....................................        356,156
      2,833,100  PT Astra International Tbk (c)............................................      1,014,783
                                                                                             -------------
                                                                                                 1,370,939
                                                                                             -------------

                 ITALY - 0.8%
         27,900  Tenaris S.A., ADR ........................................................        672,669
                                                                                             -------------


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

    SHARES                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

                 MALAYSIA - 0.9%
        234,167  CIMB Group Holdings Berhad (c)............................................  $     237,833
        120,000  Public Bank Berhad (c)....................................................        478,492
                                                                                             -------------
                                                                                                   716,325
                                                                                             -------------

                 MEXICO - 4.4%
         16,200  Fomento Economico Mexicano, S.A.B. de C.V., ADR ..........................      1,445,850
         26,500  Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR ................      1,050,990
        238,200  Grupo Financiero Banorte, S.A.B. de C.V., O Shares .......................      1,168,392
                                                                                             -------------
                                                                                                 3,665,232
                                                                                             -------------

                 PHILIPPINES - 2.0%
      1,400,000  Ayala Land, Inc. (c)......................................................      1,021,390
        394,359  Bank of the Philippine Islands (c)........................................        678,239
                                                                                             -------------
                                                                                                 1,699,629
                                                                                             -------------

                 POLAND - 0.8%
         17,000  Bank Pekao S.A. (c).......................................................        690,964
                                                                                             -------------

                 PORTUGAL - 0.7%
         41,692  Jeronimo Martins SGPS S.A. (c)............................................        562,692
                                                                                             -------------

                 RUSSIA - 2.2%
         26,500  LUKOIL, ADR ..............................................................        902,590
          5,181  Magnit OJSC (c)...........................................................        921,555
                                                                                             -------------
                                                                                                 1,824,145
                                                                                             -------------

                 SOUTH AFRICA - 3.7%
         26,000  BHP Billiton PLC (c)......................................................        395,587
         48,610  Massmart Holdings Ltd. (c)................................................        380,347
         35,215  MTN Group Ltd. (c)........................................................        452,840
         19,978  SABMiller PLC (c).........................................................      1,127,481
        119,729  Truworths International Ltd. (c)..........................................        735,735
                                                                                             -------------
                                                                                                 3,091,990
                                                                                             -------------

                 SOUTH KOREA - 3.3%
          3,500  E-Mart Co., Ltd. (c)......................................................        682,901
          2,620  Samsung Electronics Co., Ltd., Preference Shares (c)......................      2,033,817
                                                                                             -------------
                                                                                                 2,716,718
                                                                                             -------------

                 TAIWAN - 2.5%
        150,005  Taiwan Mobile Co., Ltd. (c)...............................................        459,256
        409,954  Taiwan Semiconductor Manufacturing Co., Ltd. (c)..........................      1,642,963
                                                                                             -------------
                                                                                                 2,102,219
                                                                                             -------------

                 THAILAND - 2.1%
         67,700  Siam Cement Public (The) Co., Ltd. (c)....................................        870,032
        230,600  Siam Commercial Bank Public Co., Ltd. (c).................................        853,482
                                                                                             -------------
                                                                                                 1,723,514
                                                                                             -------------

                 TURKEY - 2.4%
        188,635  Akbank TAS (c)............................................................        423,162
         40,444  BIM Birlesik Magazalar AS (c).............................................        717,112
        146,150  Haci Omer Sabanci Holding AS (c)..........................................        428,828


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

    SHARES                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

                 TURKEY (CONTINUED)
        192,000  Turkiye Garanti Bankasi AS (c)............................................  $     446,820
                                                                                             -------------
                                                                                                 2,015,922
                                                                                             -------------

                 UNITED KINGDOM - 0.7%
         60,559  Standard Chartered PLC (c)................................................        587,719
                                                                                             -------------


                 UNITED STATES - 1.0%
         10,500  Yum! Brands, Inc. ........................................................        839,475
                                                                                             -------------
                 TOTAL COMMON STOCKS ......................................................     42,035,138
                 (Cost $38,384,480)                                                          -------------

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES - 41.5%

                 ARGENTINA - 2.0%
      1,700,000  Argentina Bonar Bonds (USD) .............      7.00%          04/17/17          1,662,789
                                                                                             -------------

                 ARMENIA - 0.5%
        396,000  Republic of Armenia (USD) (d)............      6.00%          09/30/20            377,067
                                                                                             -------------

                 BRAZIL - 3.1%
     13,900,000  Brazil Notas do Tesouro Nacional,
                    Series F (BRL)........................     10.00%          01/01/25          2,601,996
                                                                                             -------------

                 CHILE - 0.3%
        250,000  Empresa Nacional del Petroleo (USD) (d)..      4.38%          10/30/24            243,876
                                                                                             -------------

                 COLOMBIA - 0.5%
    833,000,000  Colombia Government International Bond
                    (COP).................................      7.75%          04/14/21            274,492
    344,000,000  Colombia Government International Bond
                    (COP).................................      9.85%          06/28/27            127,226
                                                                                             -------------
                                                                                                   401,718
                                                                                             -------------

                 COSTA RICA - 0.3%
        300,000  Costa Rica Government International Bond
                    (USD).................................      4.25%          01/26/23            261,000
                                                                                             -------------

                 DOMINICAN REPUBLIC - 1.2%
        200,000  Dominican Republic International Bond
                    (USD).................................      7.50%          05/06/21            214,500
        281,000  Dominican Republic International Bond
                    (USD).................................      5.88%          04/18/24            277,487
        458,000  Dominican Republic International Bond
                    (USD).................................      8.63%          04/20/27            533,570
                                                                                             -------------
                                                                                                 1,025,557
                                                                                             -------------


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 EGYPT - 0.6%
        540,000  Egypt Government International Bond
                    (USD) (d).............................      5.88%          06/11/25      $     511,650
                                                                                             -------------

                 ETHIOPIA - 0.9%
        790,000  Federal Democratic Republic of Ethiopia
                    (USD) (d).............................      6.63%          12/11/24            725,852
                                                                                             -------------

                 GABON - 0.2%
        200,000  Gabonese Republic (USD) (d)..............      6.95%          06/16/25            168,804
                                                                                             -------------

                 GEORGIA - 0.4%
        350,000  Georgian Oil and Gas Corp. JSC
                    (USD) (d).............................      6.88%          05/16/17            351,750
                                                                                             -------------

                 GHANA - 0.7%
        300,000  Republic of Ghana (USD) .................      8.13%          01/18/26            250,500
        350,000  Republic of Ghana (USD) (d)..............      8.13%          01/18/26            292,250
                                                                                             -------------
                                                                                                   542,750
                                                                                             -------------

                 HONDURAS - 0.8%
        630,000  Honduras Government International Bond (USD) (d7.50%          03/15/24            659,925
                                                                                             -------------

                 HUNGARY - 1.2%
    239,730,000  Hungary Government Bond (HUF) ...........      5.50%          06/24/25          1,009,282
                                                                                             -------------

                 INDONESIA - 1.6%
        470,000  Indonesia Government International Bond
                    (USD) (d).............................      5.88%          01/15/24            498,768
  7,311,000,000  Indonesia Treasury Bond (IDR) ...........      8.38%          03/15/34            434,604
        440,000  Pertamina Persero PT (USD) (d)...........      4.30%          05/20/23            403,083
                                                                                             -------------
                                                                                                 1,336,455
                                                                                             -------------

                 IRAQ - 0.7%
        880,000  Republic of Iraq (USD) ..................      5.80%          01/15/28            610,241
                                                                                             -------------

                 IVORY COAST - 0.9%
        240,000  Ivory Coast Government International
                    Bond (USD) (d)........................      6.38%          03/03/28            213,519
        570,000  Ivory Coast Government International
                    Bond (USD)............................      5.75%          12/31/32            499,061
                                                                                             -------------
                                                                                                   712,580
                                                                                             -------------

                 JAMAICA - 0.6%
        477,000  Jamaica Government International Bond
                    (USD).................................      7.88%          07/28/45            478,193
                                                                                             -------------

                 KAZAKHSTAN - 3.1%
      1,170,000  Kazakhstan Government International Bond
                    (USD) (d).............................      3.88%          10/14/24          1,055,925
        690,000  KazMunaiGaz National Co., JSC (USD) .....      9.13%          07/02/18            750,030


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 KAZAKHSTAN (CONTINUED)
        720,000  KazMunaiGaz National Co., JSC (USD) .....      7.00%          05/05/20      $     731,340
                                                                                             -------------
                                                                                                 2,537,295
                                                                                             -------------

                 KENYA - 0.2%
        200,000  Kenya Government International Bond (USD)      6.88%          06/24/24            182,200
                                                                                             -------------

                 MEXICO - 3.4%
      7,800,000  Mexican Bonos (MXN) .....................      6.50%          06/09/22            479,666
      7,370,000  Mexican Bonos (MXN) .....................      7.50%          06/03/27            476,740
     20,590,000  Mexican Bonos (MXN) .....................      8.50%          11/18/38          1,450,672
      6,847,809  Mexican Udibonos, Inflation Adjusted
                    Bond (MXN) (e)........................      4.50%          11/22/35            461,090
                                                                                             -------------
                                                                                                 2,868,168
                                                                                             -------------

                 MONGOLIA - 1.1%
        580,000  Development Bank of Mongolia LLC (USD)...      5.75%          03/21/17            551,694
        400,000  Mongolia Government International Bond
                    (USD).................................      5.13%          12/05/22            329,504
                                                                                             -------------
                                                                                                   881,198
                                                                                             -------------

                 POLAND - 0.8%
      1,670,000  Poland Government Bond (PLN) ............      4.00%          10/25/23            479,161
        640,000  Poland Government Bond (PLN) ............      5.75%          04/25/29            217,154
                                                                                             -------------
                                                                                                   696,315
                                                                                             -------------

                 ROMANIA - 1.0%
        700,000  Romanian Government International Bond
                    (USD).................................      6.75%          02/07/22            827,750
                                                                                             -------------

                 RUSSIA - 3.8%
     33,640,000  Russian Federal Bond - OFZ (RUB) ........      6.90%          08/03/16            499,867
     34,200,000  Russian Federal Bond - OFZ (RUB) ........      7.50%          03/15/18            487,286
    126,966,000  Russian Federal Bond - OFZ (RUB) ........      7.05%          01/19/28          1,470,322
        200,000  Russian Foreign Bond - Eurobond (USD) ...      4.88%          09/16/23            202,152
        510,000  Vnesheconombank Via VEB Finance PLC
                    (USD).................................      6.90%          07/09/20            514,545
                                                                                             -------------
                                                                                                 3,174,172
                                                                                             -------------

                 RWANDA - 0.6%
        300,000  Rwanda International Government Bond
                    (USD).................................      6.63%          05/02/23            284,310
        200,000  Rwanda International Government Bond
                    (USD) (d).............................      6.63%          05/02/23            189,540
                                                                                             -------------
                                                                                                   473,850
                                                                                             -------------


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 SENEGAL - 0.5%
        380,000  Senegal Government International Bond
                    (USD).................................      8.75%          05/13/21      $     400,140
                                                                                             -------------

                 SERBIA - 1.1%
        920,000  Republic of Serbia (USD) ................      5.25%          11/21/17            955,650
                                                                                             -------------

                 SOUTH AFRICA - 2.2%
        450,000  Eskom Holdings SOC Ltd. (USD) ...........      6.75%          08/06/23            423,000
        210,000  Eskom Holdings SOC Ltd. (USD) (d)........      6.75%          08/06/23            197,400
      6,813,023  South Africa Government Bond (ZAR) ......      10.50%         12/21/26            563,930
      9,490,000  South Africa Government Bond (ZAR) ......      8.00%          01/31/30            638,212
                                                                                             -------------
                                                                                                 1,822,542
                                                                                             -------------

                 TANZANIA - 0.3%
        300,000  Tanzania Government International Bond
                    (USD) (f).............................      6.54%          03/09/20            287,250
                                                                                             -------------

                 TURKEY - 4.4%
      1,600,000  Turkey Government Bond (TRY) ............      6.30%          02/14/18            477,961
      4,150,000  Turkey Government Bond (TRY) ............      10.40%         03/20/24          1,338,134
      1,280,000  Turkey Government Bond (TRY) ............      9.00%          07/24/24            378,879
      1,130,000  Turkey Government Bond (TRY) ............      8.00%          03/12/25            314,589
      1,050,000  Turkey Government International Bond
                    (USD).................................      6.25%          09/26/22          1,124,813
                                                                                             -------------
                                                                                                 3,634,376
                                                                                             -------------

                 UKRAINE - 0.6%
        200,000  Ukraine Government International Bond
                    (USD).................................      6.25%          06/17/16            158,580
        440,000  Ukraine Government International Bond
                    (USD).................................      9.25%          07/24/17            349,086
                                                                                             -------------
                                                                                                   507,666
                                                                                             -------------

                 UNITED ARAB EMIRATES - 0.6%
        410,000  Emirate of Dubai Government International
                    Bonds (USD)...........................      7.75%          10/05/20            499,421
                                                                                             -------------

                 URUGUAY - 0.8%
        183,000  Uruguay Government International Bond
                    (USD).................................      7.63%          03/21/36            227,149
     14,084,202  Uruguay Government International Bond,
                    Inflatio Adjusted Bond (UYU) (e)......      5.00%          09/14/18            474,236
                                                                                             -------------
                                                                                                   701,385
                                                                                             -------------

                 ZAMBIA - 0.5%
        510,000  Zambia Government International Bond
                    (USD) (d).............................      8.97%          07/30/27            405,450
                                                                                             -------------
                 TOTAL FOREIGN SOVEREIGN BONDS AND NOTES...................................     34,536,313
                 (Cost $40,614,619)                                                          -------------


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (g) - 13.2%

                 BANGLADESH - 0.3%
        250,000  Banglalink Digital Communications Ltd.
                    (USD) (d).............................      8.63%          05/06/19      $     250,000
                                                                                             -------------

                 BARBADOS - 0.3%
        250,000  Sagicor Finance 2015 Ltd. (USD) (d)......      8.88%          08/11/22            266,875
                                                                                             -------------

                 BRAZIL - 1.1%
        520,000  Marfrig Overseas Ltd. (USD) .............      9.50%          05/04/20            509,600
        350,000  OAS Finance Ltd. (USD) (d) (i) (j) (k)...      8.88%             (h)               33,250
        200,000  OAS Investments GmbH (USD) (d) (i) (j)...      8.25%          10/19/19             19,600
        560,604  QGOG Atlantic/Alaskan Rigs Ltd. (USD) ...      5.25%          07/30/18            361,590
                                                                                             -------------
                                                                                                   924,040
                                                                                             -------------

                 CHINA - 0.3%
        260,000  Country Garden Holdings Co., Ltd.
                    (USD).................................      7.50%          03/09/20            268,446
                                                                                             -------------

                 DOMINICAN REPUBLIC - 0.4%
        350,000  AES Andres Dominicana, Ltd. / Itabo
                    Dominicana, Ltd. (USD)................      9.50%          11/12/20            360,500
                                                                                             -------------

                 GEORGIA - 0.6%
        480,000  Georgian Railway JSC (USD) ..............      7.75%          07/11/22            485,400
                                                                                             -------------

                 GUATEMALA - 0.8%
        200,000  Comcel Trust via Comunicaciones
                    Celulares SA (USD) (d)................      6.88%          02/06/24            198,060
        400,000  Industrial Subordinated Trust (USD) .....      8.25%          07/27/21            426,000
                                                                                             -------------
                                                                                                   624,060
                                                                                             -------------

                 HONG KONG - 0.3%
        260,000  Shimao Property Holdings Ltd. (USD) .....      8.38%          02/10/22            269,742
                                                                                             -------------

                 INDIA - 0.6%
        270,000  ABJA Investment Co. Pte Ltd. (USD) ......      5.95%          07/31/24            239,440
        260,000  ICICI Bank Ltd. (USD) (k)................      6.38%          04/30/22            264,284
                                                                                             -------------
                                                                                                   503,724
                                                                                             -------------

                 KAZAKHSTAN - 0.4%
        400,000  Zhaikmunai LLP (USD) (d).................      7.13%          11/13/19            324,000
                                                                                             -------------

                 MEXICO - 1.6%
        270,000  Alfa SAB de CV (USD) ....................      6.88%          03/25/44            263,250
        350,000  CEMEX Espana S.A. (USD) .................      9.88%          04/30/19            377,895
        400,000  Sixsigma Networks Mexico S.A. de CV
                    (USD) (d).............................      8.25%          11/07/21            377,500
        290,000  Unifin Financiera SAPI de CV SOFOM ENR
                    (USD).................................      6.25%          07/22/19            273,325
                                                                                             -------------
                                                                                                 1,291,970
                                                                                             -------------


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED          STATED           VALUE
   CURRENCY)                    DESCRIPTION                     COUPON         MATURITY      (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (g) (CONTINUED)

                 MOZAMBIQUE - 0.7%
        637,000  EMATUM Via Mozambique EMATUM Finance
                    2020 BV (USD).........................      6.31%          09/11/20      $     551,005
                                                                                             -------------

                 NIGERIA - 0.4%
        400,000  Zenith Bank PLC (USD) (d)................      6.25%          04/22/19            364,000
                                                                                             -------------

                 PARAGUAY - 0.4%
        350,000  Banco Regional SAECA (USD) (d)...........      8.13%          01/24/19            352,625
                                                                                             -------------

                 PERU - 0.6%
        160,000  InRetail Consumer (USD) (d)..............      5.25%          10/10/21            162,000
        103,000  Southern Copper Corp. (USD) .............      3.88%          04/23/25             93,345
        200,000  Union Andina de Cementos SAA (USD) ......      5.88%          10/30/21            193,000
                                                                                             -------------
                                                                                                   448,345
                                                                                             -------------

                 RUSSIA - 2.2%
        400,000  Alfa Bank OJSC Via Alfa Bond Issuance
                    PLC (USD).............................      7.75%          04/28/21            409,744
        430,000  Evraz Group S.A. (USD) (d)...............      6.50%          04/22/20            403,864
        350,000  Lukoil International Finance BV (USD) ...      4.56%          04/24/23            312,480
        310,000  Sberbank of Russia Via SB Capital SA
                    (USD).................................      6.13%          02/07/22            315,945
        380,000  Vimpel Communications Via VIP Finance
                    Ireland Ltd., OJSC (USD)..............      7.75%          02/02/21            389,739
                                                                                             -------------
                                                                                                 1,831,772
                                                                                             -------------

                 TUNISIA - 0.6%
        550,000  Banque Centrale de Tunisie SA
                    (USD) (d).............................      5.75%          01/30/25            525,938
                                                                                             -------------

                 TURKEY - 0.6%
        200,000  Arcelik AS (USD) (d).....................      5.00%          04/03/23            178,380
        300,000  Yasar Holdings AS (USD) (d)..............      8.88%          05/06/20            308,250
                                                                                             -------------
                                                                                                   486,630
                                                                                             -------------

                 UNITED ARAB EMIRATES - 0.8%
        600,000  Jafz Sukuk Ltd. (USD) ...................      7.00%          06/19/19            685,230
                                                                                             -------------

                 VENEZUELA - 0.2%
        290,000  Petroleos de Venezuela S.A. (USD) .......      8.50%          11/02/17            194,300
                                                                                             -------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES...................................     11,008,602
                 (Cost $11,921,904)                                                          -------------

                 TOTAL INVESTMENTS - 105.2%................................................     87,580,053
                 (Cost $90,921,003) (l)

                 OUTSTANDING LOAN - (6.9%).................................................    (5,800,000)

                 NET OTHER ASSETS AND LIABILITIES - 1.7%...................................      1,441,240
                                                                                             -------------
                 NET ASSETS - 100.0%.......................................................  $  83,221,293
                                                                                             =============


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

-----------------------------

(a) All of these securities are available to serve as collateral for the outstanding loans.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2015, securities noted as such are valued at $31,413,861 or 37.75% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by the Fund's investment advisor. At September 30, 2015, securities noted as such amounted to $10,059,201 or 12.09% of net assets.

(e) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(f) Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2015.

(g) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the Fund's investment sub-advisor.

(h)   Perpetual maturity

(i)   This issuer is in default and interest is not being accrued by the Fund.

(j)   This company has filed for protection in a Sao Paulo state court.

(k) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2015. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(l) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,853,980 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,194,930.

ADR   American Depositary Receipt


Currency Abbreviations
           BRL   Brazilian Real                 MYR   Malaysian Ringgit
           COP   Colombian Peso                 PHP   Philippines Peso
           EUR   Euro                           PLN   Polish Zloty
           GBP   British Pound Sterling         RUB   Russian Ruble
           HKD   Hong Kong Dollar               THB   Thailand Baht
           HUF   Hungarian Forint               TRY   Turkish Lira
           IDR   Indonesian Rupiah              TWD   Taiwan New Dollar
           INR   Indian Rupee                   USD   United States Dollar
           KRW   South Korean Won               UYU   Uruguayan Peso
           MXN   Mexican Peso                   ZAR   South African Rand


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                 ASSETS TABLE

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Brazil....................................        3,986,349      3,986,349               --              --
    Chile.....................................          554,963        554,963               --              --
    Italy.....................................          672,669        672,669               --              --
    Mexico....................................        3,665,232      3,665,232               --              --
    Russia....................................        1,824,145        902,590          921,555              --
    United States.............................          839,475        839,475               --              --
    Other Country Categories*.................       30,492,305             --       30,492,305              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................       42,035,138     10,621,278       31,413,860              --
                                                ---------------  -------------  ---------------  --------------
Foreign Sovereign Bonds and Notes*............       34,536,313             --       34,536,313              --
Foreign Corporate Bonds and Notes*............       11,008,602             --       11,008,602              --
Forward Foreign Currency Contracts**..........           17,290             --           17,290              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    87,597,343  $  10,621,278  $    76,976,065  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2015        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Forward Foreign Currency Contracts**..........  $           (89) $          --  $           (89) $           --
                                                ===============  =============  ===============  ==============

*  See Portfolio of Investments for country breakout.
** See the Forward Foreign Currency Contracts table for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2015, the Fund transferred common stocks valued at $902,590 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close on December 31, 2014 exceeding a certain threshold.


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

--------------------------------------------------
CURRENCY EXPOSURE                     % OF TOTAL
DIVERSIFICATION                      INVESTMENTS #
--------------------------------------------------
USD                                      43.0%
INR                                       9.0
HKD                                       6.0
BRL                                       5.4
TRY                                       5.2
ZAR                                       4.9
MXN                                       4.6
RUB                                       3.9
KRW                                       3.1
TWD                                       2.4
IDR                                       2.1
THB                                       2.0
PHP                                       1.9
HUF                                       1.8
PLN                                       1.6
MYR                                       0.8
GBP                                       0.7
EUR                                       0.6
UYU                                       0.5
COP                                       0.5
----------------------------------------------
                             Total      100.0%
                                        ======

#  The weightings include the impact of currency forwards.


------------------------------------------------------------
                                                 % OF TOTAL
INDUSTRY CLASSIFICATION                          INVESTMENTS
------------------------------------------------------------
Sovereigns                                          34.7%
Banks                                               12.0
Real Estate Management & Development                 3.9
Food & Staples Retailing                             3.7
Construction Materials                               3.4
Wireless Telecommunication Services                  3.3
Beverages                                            2.9
Oil, Gas & Consumable Fuels                          2.8
Technology Hardware, Storage & Peripherals           2.3
Exploration & Production                             2.1
Metals & Mining                                      1.9
Automobiles                                          1.9
Semiconductors                                       1.9
Tobacco                                              1.8
Thrifts & Mortgage Finance                           1.6
IT Services                                          1.5
Insurance                                            1.5
Real Estate                                          1.4
Transportation Infrastructure                        1.2
Government Agencies                                  1.2
Financial Services                                   1.0
Hotels, Restaurants & Leisure                        1.0
Household Products                                   0.9
Specialty Retail                                     0.8
Energy Equipment & Services                          0.8
Consumer Services                                    0.6
Central Bank                                         0.6
Pharmaceuticals                                      0.6
Food & Beverage                                      0.6
Inegrated Oils                                       0.6
Railroad                                             0.5
Multiline Retail                                     0.5
Food Products                                        0.5
Diversified Financial Services                       0.5
Consumer Finance                                     0.5
Software & Services                                  0.4
Oil & Gas Services & Equipment                       0.4
Power Generation                                     0.4
Pipeline                                             0.4
Chemicals                                            0.3
Wireline Telecommunication Services                  0.3
Refining & Marketing                                 0.3
Home Improvement                                     0.2
Supermarkets & Pharmacies                            0.2
Industrial Other                                     0.1
------------------------------------------------------------
                                        Total      100.0%
                                                   ======

--------------------------------------------------
                                      % OF TOTAL
                                     FIXED-INCOME
CREDIT QUALITY(1)                    INVESTMENTS
--------------------------------------------------
A                                         8.4%
BBB+                                      5.2
BBB                                      16.9
BBB-                                     19.9
BB+                                       6.9
BB                                        2.8
BB-                                      12.6
B+                                       14.8
B                                         8.5
CCC                                       0.4
C                                         1.1
Not Rated                                 2.5
----------------------------------------------
                             Total      100.0%
                                        ======


                     See Notes to Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2015 (UNAUDITED)

(1) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

FORWARD FOREIGN CURRENCY CONTRACTS (see Note 2C - Forward Foreign Currency Contracts in the Notes to Portfolio of Investments):

                                       FORWARD FOREIGN CURRENCY CONTRACTS
                            ---------------------------------------------------------
                                                                         PURCHASE           SALE
                                                                        VALUE AS OF      VALUE AS OF      UNREALIZED
SETTLEMENT                         AMOUNT               AMOUNT         SEPTEMBER 30,    SEPTEMBER 30,   APPRECIATION/
   DATE      COUNTERPARTY       PURCHASED (a)           SOLD (a)           2015             2015        (DEPRECIATION)
----------  --------------  --------------------  ------------------  ---------------  ---------------  --------------
 11/24/15   CIT              INR      32,437,000  USD        489,246  $       489,157  $       489,246             (89)
 11/24/15   JPM              USD         464,543  BRL      1,808,000          464,543          447,253          17,290
                                                                                                        --------------
Net Unrealized Appreciation (Depreciation)............................................................  $       17,201
                                                                                                        ==============



(a)   Please see Portfolio of Investments for currency descriptions.

Counterparty Abbreviations:
      CIT  Citibank, NA
      JPM  JPMorgan Chase



                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

              FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
                         SEPTEMBER 30, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 16, 2006 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FEO on the New York Stock Exchange ("NYSE").

On September 15, 2015, First Trust Advisors L.P. ("First Trust" or the "Advisor") announced that the Board of Trustees of the Fund has adopted a Share Repurchase Program. Pursuant to the Share Repurchase Program, the Fund, may, from time to time and at the direction of management personnel, repurchase up to 5% of the Fund's outstanding common shares in secondary market transactions in accordance with applicable law. The Fund's Share Repurchase Program will continue until the earlier of (i) the repurchase of 5% of the Fund's current outstanding common shares, or (ii) six months from implementation of the Fund's Share Repurchase Program.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of the Common Shares of the Fund is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust, in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

   Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretions of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

              FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
                         SEPTEMBER 30, 2015 (UNAUDITED)

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Common stocks and other securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent pricing service.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4) the financial statements of the issuer, or the financial condition of the country of issue;

      5) the credit quality and cash flow of the issuer, or country of issue, based on Aberdeen Asset Management Inc.'s or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

      12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      13)   other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

              FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
                         SEPTEMBER 30, 2015 (UNAUDITED)

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the equity security in question is a foreign security, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially

            o Either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

      o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of September 30, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At September 30, 2015, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

D. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

                           3. DERIVATIVE TRANSACTIONS

For the fiscal year-to-date period (January 1, 2015 through September 30, 2015), the notional values of forward foreign currency contracts opened and closed were $34,268,802 and $46,325,568, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust/Aberdeen Emerging Opportunity Fund
            --------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 19, 2015
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 19, 2015
     --------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 19, 2015
     --------------------

* Print the name and title of each signing officer under his or her signature.